UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07585


                                    IPC FUNDS
               (Exact Name of registrant as specified in charter)
               131 PROSPEROUS PLACE, SUITE 17, LEXINGTON, KY 40509
                    (Address of principal offices) (Zip Code)


                                LAWRENCE S. YORK
               131 PROSPEROUS PLACE, SUITE 17, LEXINGTON, KY 40509
                    (Name and address of agent for services)

Registrant's telephone number, including area code:   859-263-2204
                                                      ------------
Date of fiscal year end:   June 30, 2004
                           -------------
Date of reporting period:  June 30, 2004
                           -------------

Item 1.  Report to Stockholders.






                                IPC FUNDS [LOGO]



                                 ANNUAL REPORT
                                 JUNE 30, 2004






WWW INTERNET FUND
GROWTH FLEX FUND
MARKET OPPORTUNITIES FUND

HOW TO CONTACT IPC FUNDS

--------------------------------------------------------------------------------

By mail:
IPC Funds
P.O. Box 25910
Lexington, KY 40524-5910

By phone:
1-888-999-8331

By email:
ADVISOR@IPCFUNDS.US

Website:
www.IPCFunds.us

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless preceded or accompanied by the current prospectus.




PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund Manager uses to determine how to vote proxies relating to the Funds' portfolio securities is available:

     o    Without charge, upon request by calling 1-888-999-8331
     o    On the Funds' website at www.IPCFunds.us
     o    On the SEC website at www.sec.gov





CONTENTS
Letter to the
Shareholders__________________________________________________________________ 2

Financial Statements__________________________________________________________ 8

Financial Highlights_________________________________________________________ 12

WWW Internet Fund Schedule of Investments in Securities of
  Unaffiliated Issuers_______________________________________________________ 18

WWW Internet Fund Schedule of Investments in Securities of
  Affiliated Issuers ________________________________________________________ 21

Growth Flex Fund Schedule of Investments in Securities of
  Unaffiliated Issuers ______________________________________________________ 22

Growth Flex Fund Schedule of Investments in Securities of
  Affiliated Issuers_________________________________________________________ 26

Market Opportunities Fund Schedule of Investments in Securities of
    Unaffiliated Issuers_____________________________________________________ 27

Notes to Financial Statements________________________________________________ 31

Report of Independent Registered Public Accounting Firm______________________ 39

Trustees and Officers________________________________________________________ 40

LETTER TO THE SHAREHOLDERS

--------------------------------------------------------------------------------

Dear Fellow Shareholders,

Another year has elapsed since our last Annual Report to Shareholders and what began as a most promising year deteriorated in the second quarter of 2004, our fiscal fourth quarter and year end. Concerns about US economic growth, rising interest rates and energy prices, the outcome of the US Presidential election, and the post war problems in Iraq continued to generally dampen interest in the US stock market. Indeed this investor sentiment was evidenced by low volume trading and high market volatility accompanied by reversals in sector leadership as investors moved to the sidelines.

Since June 30, stocks have continued to lose additional ground led by Internet and Technology issues that had ushered the market's recovery last year and early this year. From a fundamental analysis perspective, this retrenchment is confusing because the majority of reporting companies have beat their earnings estimates and a full 82% have met or exceeded earnings estimates. Moreover during this time Consumer Confidence, as measured by the University of Michigan, was reportedly improving and there appeared to be clear signs that the US economy has entered its expansion cycle that ordinarily supports higher stock prices. As a matter of historical precedent, stocks as an asset class have appeared to be priced to offer a greater total return to investors than competing fixed income asset classes. Yet the markets have not yet followed that script.

In this environment the IPC Funds remained fully invested producing positive returns with the exception of Market Opportunities Fund which performed poorly and turned in negative results for the year. WWW Internet Fund's performance significantly lagged the IIX Internet Fund index, but was generally in line with several of its peer Internet funds. WWW Internet Fund's results were adversely impacted by our positioning of the portfolio in Voice Over Internet Protocol
(VOIP) related stocks that led the market in Q1 04, but were savaged by Nortel's fraud announcement that rippled through suppliers, semiconductor companies and related optical and networking providers. The other factor was the fund's higher expense ratio of 5.6% reflecting both the increased cost of operations due to legal and regulatory compliance and the termination of the Advisor's cap on expenses which subsidize the Funds.

--------------------------------------------------------------------------------


The table below presents the performance of Class Y (no sales charge) shares for each of the IPC Funds and various market indices for the fiscal year as well as for the first and second quarter of 2004.


                                      Fiscal Year         1st Qtr        2nd Qtr
                                     ended 6/30/04         2004           2004

WWW Internet Fund                        23.24%            4.54%         -3.14%
Growth Flex Fund                          7.31%            0.80%         -2.46%
Market Opportunities Fund                -7.60%            6.87%        -14.39%

S&P 500 Index                            19.10%            1.69%          1.72%
NASDAQ Composite                         21.82%           -0.02%          3.45%
IIX Index                                45.63%            4.67%          8.11%

Last fiscal year marked the first full year of operations of our two newest funds which were launched in May 2003: Growth Flex Fund and Market Opportunities Fund. Growth Flex Fund had an inception to date return of 10.38 % while Market Opportunities Fund's return since inception was only -2.7%. Both fund's performance was analyzed thoroughly, and we found that the poorer results of Market Opportunity Fund was related primarily to adverse events beyond our control in our long, "catalyst event" trades that failed, and due to concentrations or stock weightings in those positions which we could control. Based upon this evaluation we modified our trading and portfolio construction, but over-weighted positions in some issues were held believing that they were oversold. Since the market has continued to suffer from a general uncertainty and lack of investor commitment, Market Opportunities Fund has not yet regained our expected appreciation and continues to show lagging results.

As many of you now know, we are closing the funds and making distributions to all of our shareholders. From the very beginning our objective was to capture the opportunity of the Internet for our shareholders. Yet as a result of the adverse market conditions over the last several years and the high expenses associated with administering a small family of mutual funds, we saw that it was not in the best interest of our shareholders to continue unless we significantly increased our asset base. After looking into several merger or acquisition opportunities we felt that the best interest of our shareholders was to let them decide where to invest for themselves. On August 17th the Board of Trustees voted to initiate a speedy liquidation in order to reduce costs and expedite distributions.

--------------------------------------------------------------------------------


I still strongly believe in the promise and opportunity of the Internet as an emerging global, communication, information and distribution network. Great, unimagined opportunities still have yet to be invented and discovered and Internet and Technology companies will one day again continue to offer above average investment returns. I know many of you have steadfastly held the course staying invested because you understand this. I encourage you to keep some part of your money invested in the Internet Sector to realize that opportunity. I also want to personally thank you on behalf of the Advisor and the Board for your trust and commitment over all these years.

Sincerely,


/S/ LAWRENCE YORK
-----------------
Lawrence York
Chairman & CIO

WWW INTERNET FUND CLASS Y SHARES PERFORMANCE
GROWTH OF A $10,000 INVESTMENT
FROM AUGUST 1, 1996 (*INCEPTION) TO JUNE 30, 2004

                           AVERAGE ANNUAL TOTAL RETURN
                           ---------------------------

                                                                    *SINCE
                                        1 YEAR        5 YEAR       INCEPTION
                                        ------        ------       ---------

WWW INTERNET FUND CLASS Y               23.24%       -19.36%        -0.81%
S&P 500 INDEX                           19.04%       - 2.20%         9.24%
NASDAQ COMPOSITE INDEX                  26.70%       - 4.94          8.80%







                                NEED PLOT POINTS

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices include reinvestment of dividends and interest income unless otherwise noted. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes stocks traded only over-the-counter and not on an exchange.

Past performance is no guarantee of future results.

The line graph of the WWW Internet Fund represents the performance of the Class Y shares of the WWW Internet Fund. The performance of Class A and Class C shares of the WWW Internet Fund will be greater than or less than the line graph based on the differences in loads and fees paid by shareholders investing in the different classes. The sales charges and distribution fees applicable to each class of shares are described in the Notes to Financial Statements. The Fund's line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's line graph and average annual total returns reflect applicable sales loads and the reinvestment of dividends and distributions. During certain of the periods shown, the Advisor reimbursed certain Fund expenses. If the Advisor had not made these reimbursements, Fund performance would have been lower.

GROWTH FLEX FUND CLASS Y SHARES PERFORMANCE
GROWTH OF A $10,000 INVESTMENT
FROM MAY 5, 2003 (*INCEPTION) TO JUNE 30, 2004


                          AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------

                                                                *SINCE
                                                1 YEAR         INCEPTION
                                                ------         ---------

GROWTH FLEX FUND CLASS Y                        7.31%           10.12%
S&P 500 INDEX                                  19.04%           21.26%










                                NEED PLOT POINTS

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices include reinvestment of dividends and interest income unless otherwise noted. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Past performance is no guarantee of future results.

The line graph of the Growth Flex Fund represents the performance of the Class Y shares of the Growth Flex Fund. The performance of Class A and Class C shares of the Growth Flex Fund will be greater than or less than the line graph based on the differences in loads and fees paid by shareholders investing in the different classes. The sales charges and distribution fees applicable to each class of shares are described in the Notes to Financial Statements. The Fund's line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's line graph and average annual total returns reflect applicable sales loads and the reinvestment of dividends and distributions. During certain of the periods shown, the Advisor reimbursed certain Fund expenses. If the Advisor had not made these reimbursements, Fund performance would have been lower.

MARKET OPPORTUNITIES FUND CLASS Y SHARES PERFORMANCE
GROWTH OF A $10,000 INVESTMENT
FROM MAY 6, 2003 (*INCEPTION) TO JUNE 30, 2004

                          AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------

                                                                  *SINCE
                                                1 YEAR           INCEPTION
                                                ------           ---------

MARKET OPPORTUNITIES FUND CLASS Y               - 7.60%          - 2.98%
NASDAQ COMPOSITE INDEX                           26.70%           31.20%





                                NEED PLOT POINTS

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices include reinvestment of dividends and interest income unless otherwise noted. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes stocks traded only over-the-counter and not on an exchange.

Past performance is no guarantee of future results.

The line graph of the Market Opportunities Fund represents the performance of the Class Y shares of the Market Opportunities Fund. The performance of Class A and Class C shares of the Market Opportunities Fund will be greater than or less than the line graph based on the differences in loads and fees paid by shareholders investing in the different classes. The sales charges and distribution fees applicable to each class of shares are described in the Notes to Financial Statements. The Fund's line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's line graph and average annual total returns reflect applicable sales loads and the reinvestment of dividends and distributions. During certain of the periods shown, the Advisor reimbursed certain Fund expenses. If the Advisor had not made these reimbursements, Fund performance would have been lower.


FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2004
------------------------------------------------------------------------------------------------------
                                                                                           MARKET
                                                        WWW INTERNET     GROWTH FLEX    OPPORTUNITIES
                                                            FUND             FUND           FUND
------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities of unaffiliated
  issuers, at value (cost $10,006,908,
  $1,670,355 and $1,226,437, respectively)              $ 11,026,097    $  1,731,404    $  1,158,035
Investments in securities of affiliated
  issuers, at value (cost $338,750, $50,000)                 350,000          50,000            --
------------------------------------------------------------------------------------------------------
Total Investments in securities                           11,376,097       1,781,404       1,158,035
------------------------------------------------------------------------------------------------------
Receivable from dividends and interest                             2           2,735            --
Receivable from securities sold                            1,090,952          65,010          79,790
Receivable from fund shares sold                                 150              25            --
Receivable from affiliated funds                               8,277            --              --
Other assets                                                  20,798             405             395
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              12,496,276       1,849,579       1,238,220
------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities purchased                             959,957          38,324          86,104
Payable for fund shares redeemed                              41,184          89,631            --
Payable for other accrued expenses                            91,922           1,419           2,001
Payable for investment advisory fees                          18,643          14,937           3,119
Payable for distribution fees                                  4,537             749             433
Payable for administration fees                                6,002            --              --
Payable to affiliated fund                                      --             5,274           3,003
Payable to custodian bank                                     97,191               6         154,618
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          1,219,436         150,340         249,278
------------------------------------------------------------------------------------------------------
NET ASSETS                                              $ 11,276,840    $  1,699,239    $    988,942
======================================================================================================
NET ASSETS CONSIST OF
Capital shares                                          $ 63,978,810    $  1,580,655    $  1,062,833
Net investment loss                                         (643,003)        (49,192)           (982)
Accumulated net realized gain (loss) from
investment transactions                                  (53,089,406)        106,727          (4,507)
Net unrealized appreciation (depreciation)                 1,030,439          61,049         (68,402)
------------------------------------------------------------------------------------------------------
NET ASSETS                                              $ 11,276,840    $  1,699,239    $    988,942
======================================================================================================
Net asset value per share:
Each Class of each Fund is authorized to
  issue an indefinite number of shares of
  beneficial interest, par value $0.001
  per share
Class A - based on net assets of
  $105,410, $445,593 and $301,530, and shares
  outstanding of 16,202, 40,136 and 31,811,
  respectively                                          $       6.51    $      11.10    $       9.48
======================================================================================================
CLASS A - public offering price $6.51, $11.10 and
  $9.48 divided by .9425, .9425 and .94, respectively   $       6.91    $      11.78    $      10.09
======================================================================================================
CLASS C  - based on net assets of $37,934, $48,616
  and $44,262, and shares outstanding of 5,852, 4,394
  and 4,689, respectively                               $       6.48    $      11.06    $       9.44
======================================================================================================
CLASS Y  - based on net assets of $11,133,496
  $1,205,030 and $643,150, and shares outstanding
  of 1,720,702, 108,719 and 67,968, respectively        $       6.47    $      11.08    $       9.46
======================================================================================================

See notes to financial statements


STATEMENTS OF OPERATIONS
For the Year ended June 30, 2004
---------------------------------------------------------------------------------------

                                                                            MARKET
                                               WWW        GROWTH FLEX    OPPORTUNITIES
                                          INTERNET FUND       FUND           FUND

INVESTMENT INCOME
Dividends                                 $     4,580    $    19,125    $     1,504
Interest from unaffiliated issuers                240          4,821            307
Interest from affiliated issuers                 --            5,014           --
Other income                                      403            144            552
---------------------------------------------------------------------------------------
Total investment income                         5,223         29,104          2,363
---------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                      169,586         15,082         16,991
Distribution fees-Class A                         342          1,551          1,415
Distribution fees-Class C                         259            329            393
Distribution fees-Class Y                      57,712          5,846          4,068
Administration fees                           213,182         27,242         20,879
Custody fees                                    8,675          4,901          7,594
Auditor fees                                   34,906          6,049          4,784
Legal fees                                     69,474          9,692          6,358
Trustees fees                                  19,743          2,565          1,919
Interest                                       29,397          1,768          2,997
Other expenses                                 44,950          3,271          7,598
---------------------------------------------------------------------------------------
  Total gross expenses                        648,226         78,296         74,996
  More/Less expense reimbursement                --             --          (12,278)
---------------------------------------------------------------------------------------
Total net expenses                            648,226         78,296         62,718
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS                          (643,003)       (49,192)       (60,355)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Net realized gain from investment
  securities of unaffiliated issuers        2,623,091        106,727        108,806
Net realized loss from closed short
  positions in securities                      (5,612)          --         (107,824)
Net change in unrealized appreciation
  (depreciation) on investments               279,264         28,554        (61,981)
---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                              2,896,743        135,281        (60,999)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                           $ 2,253,740    $    86,089    $  (121,354)
=======================================================================================




See notes to financial statements


STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         WWW INTERNET FUND

                                                  FOR THE YEAR
                                                 ENDED JUNE 30,  For the year ended
                                                      2004         June 30, 2003
                                                ------------------------------------
FROM OPERATIONS
Net investment loss                              $   (643,003)     $   (413,729)
Net realized gain (loss) from
  investment transactions                           2,617,479        (4,012,014)
Net change in unrealized appreciation
  (depreciation)                                      279,264         6,376,054
--------------------------------------          ------------------------------------
Net increase (decrease) in net assets
  from operations                                   2,253,740         1,950,311
--------------------------------------          ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  from net capital gains on investments                  --                --
--------------------------------------          ------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from
  capital share transactions                         (868,395)         (789,911)
--------------------------------------          ------------------------------------
NET INCREASE IN NET ASSETS                          1,385,345         1,160,400
--------------------------------------          ------------------------------------
NET ASSETS
Beginning of period                                 9,891,495         8,731,095
--------------------------------------          ------------------------------------
End of period                                    $ 11,276,840      $  9,891,495
======================================          ====================================















See notes to financial statements





            GROWTH FLEX FUND                        MARKET OPPORTUNITIES FUND

   FOR THE YEAR         From inception        FOR THE YEAR         From inception
  ENDED JUNE 30,       (May 5, 2003) to       ENDED JUNE 30,      (May 6, 2003) to
      2004              June 30, 2003              2004             June 30, 2003
----------------------------------------      -------------------------------------

$     (49,192)          $    (4,916)          $   (60,355)          $    (3,675)
      106,727                18,434                   982                23,219
       28,554                32,495               (61,981)               (6,421)
----------------------------------------      -------------------------------------
       86,089                46,013              (121,354)               13,123
----------------------------------------      -------------------------------------

      (13,518)                 --                 (25,032)                 --
----------------------------------------      -------------------------------------


      478,522             1,102,133               423,766               698,439
----------------------------------------      -------------------------------------
      551,093             1,148,146               277,380               711,562
----------------------------------------      -------------------------------------

    1,148,146                  --                 711,562                  --
----------------------------------------      -------------------------------------
$   1,699,239           $ 1,148,146           $   988,942           $   711,562
========================================      =====================================



FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------


WWW INTERNET FUND                               CLASS A                    CLASS C
                                             FROM INCEPTION                       From inception
                                             (JULY 8, 2003)       FOR THE YEAR    (June 9, 2003)
                                                THROUGH              ENDED          through
                                              JUNE 30, 2004      JUNE 30, 2004    June 30, 2003
-----------------------------------------   ---------------     ---------------------------------

Net asset value, beginning of period           $     5.67        $     5.27        $     5.18
-----------------------------------------   ---------------     ---------------------------------
Income (loss) from investment operations:
Net investment loss                                 (0.35)            (0.38)            (0.02)
Net realized and unrealized
  gain (loss) on investments                         1.19              1.59              0.11
-----------------------------------------   ---------------     ---------------------------------
Total from investment operations                     0.84              1.21              0.09
-----------------------------------------   ---------------     ---------------------------------
Less distributions from capital gains                --                --                --
-----------------------------------------   ---------------     ---------------------------------
Net asset value, end of period                 $     6.51        $     6.48        $     5.27
=========================================   ===============     =================================

Total return (2) (3) (4)                            14.82%            22.96%             1.74%
=========================================   ===============     =================================

Ratios/supplemental data
Net assets, end of period (in thousands)       $      106        $       38        $        2
Ratio of expenses to average net assets
  before expenses reimbursement(1)                   5.58%             6.08%             6.35%
Ratio of expenses to average net assets
  after expenses reimbursement(1)                     N/A               N/A               N/A
Ratio of net investment loss
  to average net assets(1)                          (5.54%)           (6.04%)           (5.99%)
Ratio of net investment loss to average
  net assets net of reimbursement(1)                  N/A               N/A               N/A
Portfolio turnover rate                            194.06%           194.06%           242.29%

(1) Annualized for periods less than one year
(2) Not annualized for periods less than one year
(3) Based on net asset value per share
(3) Total return excludes the effect of sales charges













See notes to financial statements


                                     CLASS Y

 FOR THE YEAR   For the year     For the year    For the year     For the year
    ENDED          ended           ended             ended            ended
JUNE 30, 2004  June 30, 2003    June 30, 2002    June 30, 2001    June 30, 2000
--------------------------------------------------------------------------------
$    5.25        $    4.18        $   10.21       $     36.63       $   22.64
--------------------------------------------------------------------------------
    (0.37)           (0.22)           (0.25)            (0.49)          (0.52)

     1.59             1.29            (5.78)           (22.98)          14.91
--------------------------------------------------------------------------------
     1.22             1.07            (6.03)           (23.47)          14.39
--------------------------------------------------------------------------------
     --               --               --               (2.95)          (0.40)
--------------------------------------------------------------------------------
$    6.47        $    5.25        $    4.18       $     10.21       $   36.63
================================================================================

    23.24%           25.60%          (59.06%)          (67.19%)         63.56%
================================================================================

$  11,133        $   9,889        $   8,731       $    25,484       $ 102,226

     5.58%            5.55%            3.75%             2.42%           2.51%

     N/A               N/A             3.47%             2.42%           2.49%

    (5.54%)          (5.19%)          (3.63%)           (2.25%)         (2.13%)

     N/A               N/A            (3.34%)          (2.25%)         (2.11%)
   194.06%          242.29%          268.13%           501.71%         229.28%




FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

GROWTH FLEX FUND                                            CLASS A
                                                                       From inception
                                                   FOR THE YEAR        (May 5, 2003)
                                                      ENDED               through
                                                  JUNE 30, 2004       June 30, 2003
-----------------------------------------        --------------------------------------
Net asset value, beginning of period               $    10.43          $    10.00
-----------------------------------------        --------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (0.32)              (0.04)
Net realized and unrealized
  gain on investments                                    1.08                0.47
-----------------------------------------        --------------------------------------
Total from investment operations                         0.76                0.43
-----------------------------------------        --------------------------------------
Less distributions from capital gains                   (0.10)               --
-----------------------------------------        --------------------------------------
Net asset value, end of period                     $    11.09          $    10.43
=========================================        ======================================

Total return (2)(3)(4)                                   7.52%               4.30%
=========================================        ======================================

Ratios/supplemental data
Net assets, end of period (in thousands)           $      445            $    192
Ratio of expenses to average net assets
  before expenses reimbursement(1)                       5.18%               6.10%
Ratio of expenses to average net assets
  after expenses reimbursement(1)                        N/A                 5.01%
Ratio of net investment loss
  to average net assets(1)                              (3.37%)             (4.01%)
Ratio of net investment loss to average
  net assets net of reimbursement(1)                     N/A                (2.92%)
Portfolio turnover rate                                102.03%              23.49%

(1) Annualized for periods less than one year
(2) Not annualized for periods less than one year
(3) Based on net asset value per share
(4) Total return excludes the effect of sales charges











See notes to financial statements



           CLASS C                                  CLASS Y
                   From inception                         From inception
FOR THE YEAR       (May 5, 2003)      FOR THE YEAR         (May 5, 2003)
    ENDED              through            ENDED              through
JUNE 30, 2004      June 30, 2003       JUNE 30, 2004       June 30, 2003
----------------------------------    ----------------------------------
$  10.42            $   10.00            $  10.43            $    10.00
----------------------------------    ----------------------------------
   (0.36)               (0.05)              (0.34)                (0.04)

    1.09                 0.47                1.08                  0.47
----------------------------------    ----------------------------------
    0.73                 0.42                0.74                  0.43
----------------------------------    ----------------------------------
   (0.10)                --                 (0.10)                 --
----------------------------------    ----------------------------------
$  11.05            $   10.42            $  11.07            $    10.43
==================================    ==================================

    7.21%                4.20%               7.31%                 4.30%
==================================    ==================================

$    49             $      16            $  1,205            $      940

    5.68%                6.60%               5.18%                 6.10%

    N/A                  5.51%                N/A                  5.01%

   (3.87%)              (4.51%)             (3.37%)               (4.01%)

    N/A                 (3.42%)               N/A                 (2.92%)
  102.03%               23.49%             102.03%                23.49%



FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

MARKET OPPORTUNITIES FUND                                CLASS A
                                                                  From inception
                                             FOR THE YEAR         (May 6, 2003)
                                                ENDED                through
                                            JUNE 30, 2004         June 30, 2003
-----------------------------------------   --------------       ---------------
Net asset value, beginning of period         $    10.45             $    10.00
-----------------------------------------   --------------       ---------------
Income (loss) from investment operations:
Net investment loss                               (0.57)                 (0.06)
Net realized and unrealized
  gain (loss) on investments                      (0.18)                  0.51
-----------------------------------------   --------------       ---------------
Total from investment operations                  (0.75)                  0.45
-----------------------------------------   --------------       ---------------
Less distributions from capital gains             (0.22)               --
-----------------------------------------   --------------       ---------------
Net asset value, end of period               $     9.48             $    10.45
=========================================   ==============       ===============

Total return (2)(3)(4)                            (7.38%)                 4.50%
=========================================   ==============       ===============
Ratios/supplemental data
Net assets, end of period (in thousands)     $      302              $     159
Ratio of expenses to average net assets
  before expenses reimbursement(1)                 6.60%                  8.36%
Ratio of expenses to average net assets
  after expenses reimbursement(1)                  5.52%                  5.25%
Ratio of net investment loss
  to average net assets(1)                        (6.39%)                (7.98%)
Ratio of net investment loss to average
  net assets net of reimbursement(1)              (5.31%)                (4.87%)
Portfolio turnover rate                          682.01%                497.88%

(1) Annualized for periods less than one year
(2) Not annualized for periods less than one year
(3) Based on net asset value per share
(4) Total return excludes the effect of sales charges








See notes to financial statements



           CLASS C                                     CLASS Y
                    From inception                              From inception
FOR THE YEAR        (May 13, 2003)        FOR THE YEAR          (May 6, 2003)
    ENDED               through               ENDED                through
JUNE 30, 2004        June 30, 2003        JUNE 30, 2004         June 30, 2003
-----------------------------------      -------------------------------------
$    10.44            $     9.98            $    10.45            $    10.00
-----------------------------------      -------------------------------------
     (0.61)                (0.05)                (0.58)                (0.06)

     (0.19)                 0.51                 (0.20)                 0.51
-----------------------------------      -------------------------------------
     (0.80)                 0.46                 (0.78)                 0.45
-----------------------------------      -------------------------------------
     (0.20)                 --                   (0.21)                 --
-----------------------------------      -------------------------------------
$     9.44            $    10.44            $     9.46            $    10.45
===================================      =====================================
     (7.82%)                4.61%                (7.60%)                4.50%
===================================      =====================================

$       44            $       21            $      643            $      531

      7.10%                 8.86%                 6.60%                 8.36%

      6.02%                 5.75%                 5.52%                 5.25%

     (6.89%)               (8.48%)               (6.39%)               (7.98%)

     (5.81%)               (5.37%)               (5.31%)               (4.87%)
    682.01%               497.88%               682.01%               497.88%





WWW INTERNET FUND
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
--------------------------------------------------------------------------------

                                                         SHARES/
                                         % OF NET      UNITS/FACE
                                          ASSETS         VALUE          VALUE
--------------------------------------------------------------------------------
COMMON STOCK                              97.78%

COMPUTERS                                  3.84%
Sun Microsystems Inc**                                   100,000    $   433,000

COMPUTERS-MEMORY DEVICES                   5.06%
EMC Corp/Massachusetts**                                  50,000        570,000

E-COMMERCE/PRODUCTS                        1.78%
iHigh.Inc1 2**                                             3,280        200,080

E-COMMERCE/SERVICES                        6.64%
Homestore Inc**                                          150,000        598,500
InterActiveCorp**                                          5,000        150,700
                                                                    -----------
                                                                        749,200
INTERNET CONTENT-ENTMNT                    3.19%
NetFlix Inc**                                             10,000        360,000

INTERNET CONTENT-INFO/NE                   5.63%
iVillage Inc**                                           100,000        635,000

INTERNET INFRASTR SFTWR                    0.37%
TIBCO Software Inc**                                       5,000         42,250

INTERNET SECURITY                          0.88%
VeriSign Inc**                                             5,000         99,500

MEDIA                                      7.63%
Charter Communications Inc**                             175,000        684,250
Time Warner Inc**                                         10,000        175,800
                                                                    -----------
                                                                        860,050
NETWORKING PRODUCTS                        6.54%
Juniper Networks Inc**                                    30,000        737,100


See notes to financial statements



                                      -18-





WWW INTERNET FUND -- Continued
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
--------------------------------------------------------------------------------

                                                         SHARES/
                                         % OF NET      UNITS/FACE
                                          ASSETS         VALUE          VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS                            11.99%
Bookham Technology Plc**                                 150,000        144,000
Broadcom Corp**                                           20,000        932,000
Intel Corp                                                10,000        276,000
                                                                    -----------
                                                                      1,352,000
SOFTWARE                                  14.85%
Blackboard Inc**                                           1,500         30,075
Electronic Arts Inc**                                      5,000        272,750
Intuit Inc**                                               5,000        192,900
Microsoft Corp                                            10,000        285,600
Peoplesoft Inc**                                          10,000        185,000
Pixar **                                                   4,000        278,040
Red Hat Inc**                                             10,000        229,700
Salesforce.com Inc**                                       2,500         40,175
Siebel Systems Inc**                                      15,000        160,350
                                                                    -----------
                                                                      1,674,590
TELECOM EQ FIBER OPTICS                    5.71%
Finisar Corp**                                           325,000        643,500

TELECOMMUNICATION EQUIP                    9.11%
AudioCodes Ltd**                                          40,000        478,000
Comverse Technology Inc**                                 10,000        199,400
Nortel Networks Corp**                                    70,000        349,300
                                                                    -----------
                                                                      1,026,700
TELEPHONE-INTEGRATED                       3.18%
Qwest Communications International**                     100,000        359,000

WEB PORTALS/ISP                            9.44%
Amazon.Com Inc**                                           5,000        272,000
Hongkong.com**                                           250,000         22,500
United Online Inc**                                        2,400         42,264
Yahoo! Inc**                                              20,000        728,000
                                                                    -----------
                                                                      1,064,764
WIRELESS EQUIPMENT                         1.94%
Qualcomm Inc                                               3,000        218,940


See notes to financial statements



                                      -20-





WWW INTERNET FUND -- Continued
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
--------------------------------------------------------------------------------

                                                         SHARES/
                                         % OF NET      UNITS/FACE
                                          ASSETS         VALUE          VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $10,006,485)                        97.78%                     11,025,674
--------------------------------------------------------------------------------
INVESTMENT COMPANIES                       0.00%
MONEY MARKET FUND
First American Treasury Obiligation
Fund Cl S (Cost $423)                                        423            423
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES           97.78%
OF UNAFFILIATED ISSUERS (Cost $10,006,908)                          $11,026,097
================================================================================

(1) Restricted security
(2) Illiquid security
**  Non-income producing security















See notes to financial statements



                                      -20-





WWW INTERNET FUND
INVESTMENTS IN SECURITIES OF AFFILIATED ISSUERS
As of June 30, 2004
--------------------------------------------------------------------------------
                                                      DIVIDENDS
                                         SHARES/     CREDITED TO
                                          UNITS        INCOME         VALUE
--------------------------------------------------------------------------------



Collection Express Services Inc(1)(2)**
Common Stock 10%                          5,000      $      --      $   250,000

Owens Direct LLC(1)(2)**
Limited Liabilities Company 17%             888             --          100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
OF AFFILIATED ISSUERS (COST $338,750)                $      --      $   350,000
================================================================================

1 Restricted security
2 Illiquid security
**Non-income producing security


















See notes to financial statements


GROWTH FLEX FUND
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
-------------------------------------------------------------------------------------------------
                                                                 Shares/
                                                 % of Net      Units/Face
                                                  Assets          Value                    Value
-------------------------------------------------------------------------------------------------
COMMON STOCK                                      82.85%

AEROSPACE/DEFENSE                                  0.60%
Boeing Co/The                                                       200                 $  10,218

BANKS                                              8.92%
Bank of New York Co Inc/The                                       1,000                    29,480
BB&T Corp                                                           300                    11,091
Colonial BancGroup Inc/The                                        1,000                    18,170
Keycorp                                                           1,000                    29,890
PNC Financial Services Group Inc                                    300                    15,924
US Bancorp                                                        1,700                    46,852
                                                                                        ---------
                                                                                          151,407
BIOTECHNOLOGY                                      0.96%
Amgen Inc **                                                        300                    16,371

CHEMICALS                                          1.31%
EI Du Pont de Nemours & Co                                          500                    22,210

COMMERCIAL SERVICES                                1.44%
Cendant Corp                                                      1,000                    24,480

COMPUTERS                                          4.49%
Dell Inc **                                                       1,000                    35,820
EMC Corp/Massachusetts **                                         2,000                    22,800
International Business Machines Corp                                200                    17,630
                                                                                        ---------
                                                                                           76,250
COSMETICS/PERSONAL CARE                            5.93%
Avon Products Inc                                                 1,000                    46,140
Procter & Gamble Co                                               1,000                    54,440
                                                                                        ---------
                                                                                          100,580
ELECTRONICS                                        0.85%
AVX Corp                                                          1,000                    14,450

FINANCE-INVEST BNKR/BRKR                           6.72%
Charles Schwab Corp/The                                           1,000                     9,610
Citigroup Inc                                                       400                    18,600
Goldman Sachs Group Inc                                             500                    47,080
JP Morgan Chase & Co                                              1,000                    38,770
                                                                                          114,060
See notes to financial statements






                                      -22-


GROWTH FLEX FUND - CONTINUED
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
-------------------------------------------------------------------------------------------------
                                                               Shares/
                                             % of Net         Units/Face
                                               Assets           Value                    Value
-------------------------------------------------------------------------------------------------

FOOD                                            0.37%
Kraft Foods Inc                                                     200                     6,336

HEALTHCARE-PRODUCTS                             3.28%
Johnson & Johnson                                                 1,000                    55,700

HOME FURNISHINGS                                0.83%
Tempur-Pedic International Inc **                                 1,000                    14,010

INSURANCE                                       2.50%
American International Group Inc                                    500                    35,640
Chubb Corp                                                          100                     6,818
                                                                                        ---------
                                                                                           42,458
INTERNET SECURITY                               0.89%
Checkfree Corp **                                                   500                    15,000

MEDIA                                           5.68%
Charter Communications Inc **                                    11,000                    43,010
Clear Channel Communications Inc                                    700                    25,865
Comcast Corp **                                                   1,000                    27,610
                                                                                        ---------
                                                                                           96,485
MINING                                          0.97%
Alcoa Inc                                                           500                    16,515

MISCELLANEOUS MANUFACTUR                        7.78%
General Electric Co                                               2,000                    64,800
Ingersoll-Rand Co                                                   500                    34,155
Tyco International Ltd                                            1,000                    33,140
                                                                                        ---------
                                                                                          132,095
NETWORKING PRODUCTS                             1.45%
Juniper Networks Inc **                                           1,000                    24,570

OFFICE/BUSINESS EQUIP                           1.04%
Pitney Bowes Inc                                                    400                    17,700

See notes to financial statements



                                      -23-


GROWTH FLEX FUND - CONTINUED
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
-------------------------------------------------------------------------------------------------
                                                                  Shares/
                                                    % of Net    Units/Face
                                                     Assets       Value                    Value
-------------------------------------------------------------------------------------------------
OIL&GAS                                               3.97%
Anadarko Petroleum Corp                                             500                    29,300
Exxon Mobil Corp                                                    500                    22,205
NGAS Resources Inc **                                             3,500                    15,855
                                                                                        ---------
                                                                                           67,360
OIL&GAS SERVICES                                      2.24%
BJ Services Co **                                                   500                    22,920
Halliburton Co                                                      500                    15,130
                                                                                        ---------
                                                                                           38,050
PHARMACEUTICALS                                       4.00%
Pfizer Inc                                                        1,000                    34,280
Teva Pharmaceutical Industries Ltd                                  500                    33,590
                                                                                        ---------
                                                                                           67,870
RETAIL-RESTAURANTS                                    1.21%
Darden Restaurants Inc                                            1,000                    20,550

SEMICONDUCTORS                                        6.13%
Broadcom Corp **                                                  1,000                    46,600
Intel Corp                                                        1,000                    27,600
Micron Technology Inc **                                          1,000                    15,310
Texas Instruments Inc                                               600                    14,508
                                                                                        ---------
                                                                                          104,018
SOFTWARE                                              2.67%
Microsoft Corp                                                    1,000                    28,560
Oracle Corp **                                                    1,400                    16,702
                                                                                        ---------
                                                                                           45,262
TELECOM EQ FIBER OPTICS                               1.04%
Avanex Corp **                                                    2,000                     7,780
Finisar Corp **                                                   5,000                     9,900
                                                                                        ---------
                                                                                           17,680
TELECOMMUNICATION EQUIP                               1.92%
Lucent Technologies Inc **                                        2,000                     7,560
Nortel Networks Corp  **                                          5,000                    24,950
                                                                                        ---------
                                                                                           32,510
TELEPHONE-INTEGRATED                                  3.66%
BellSouth Corp                                                    1,000                    26,220
Qwest Communications International **                            10,000                    35,900
                                                                                        ---------
                                                                                           62,120
See notes to financial statements




                                      -24-




GROWTH FLEX FUND - Continued
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
-------------------------------------------------------------------------------------------------
                                                                Shares/
                                               % of Net       Units/Face
                                                 Assets          Value                    Value
-------------------------------------------------------------------------------------------------
Total Common Stocks
(Cost $1,332,635)                                                                       1,406,315
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS                      8.91%
U.S. Treasury 2% notes due 5/15/06                               40,000                    39,550
U.S. Treasury 2.625% notes due 5/15/08                           40,000                    38,797
U.S. Treasury 3.625% notes due 5/15/13                           40,000                    37,519
U.S. Treasury 5.375% bonds due 2/15/31                           35,000                    35,394
(Cost $162,393)                                                                         ---------
                                                                                          151,260
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES                             10.24%

INDEX FUND-DEBT                                  9.61%
iShares Lehman 1-3 Year Treasury
  Bond Fund                                                         500                    40,845
iShares Lehman Treasury Inflation
  Protected Securities Fund                                       1,200                   122,304
                                                                                        ---------
                                                                                          163,149
MONEY MARKET FUND                                0.63%
First American Treasury Obiligation
  Fund Cl S                                                      10,680                    10,680
                                                                                        ---------
TOTAL INVESTMENT COMPANIES
(Cost $175,327)                                                                           173,829
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,670,355)                              102.00%                               $  1,731,404
=================================================================================================
**Non-income producing security

See notes to financial statements







                                      -25-


GROWTH FLEX FUND
INVESTMENTS IN SECURITIES OF AFFILIATED ISSUERS
As of June 30, 2004
-------------------------------------------------------------------------------------------------
                                                                       Interest
                                                    Face             Credited to
                                                    Value               Income            Value
-------------------------------------------------------------------------------------------------
Owens Direct LLC1 2
Unsecured Note 10% due 5/31/05
(Cost $50,000)                                      50,000          $     5,014      $     50,000
=================================================================================================

1 Restricted security
2 Illiquid security











See notes to financial statements


MARKET OPPORTUNITIES FUND
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
------------------------------------------------------------------------------------------------
                                                                   Shares/
                                                  % of Net         Units/Face
                                                  Assets           Value                Value
------------------------------------------------------------------------------------------------
COMMON STOCK                                    117.09%

Aerospace/Defense-Equip                           3.54%
United Defense Industries Inc **                                   1,000               $  35,000

Bldg Prod-Air&Heating                             0.65%
Comfort Systems USA Inc **                                         1,000                  6,390

Brewery                                           2.03%
Boston Beer Co Inc **                                              1,000                  20,140

Cable TV                                          19.77%
Charter Communications Inc **                                     50,000                 195,500

Coal                                              2.83%
Peabody Energy Corp                                                  500                  27,995

Commer Banks-Southern US                          4.83%
First Financial Service Corp                                       1,000                  24,400
SY Bancorp Inc                                                     1,000                  23,410
                                                                                       ---------
                                                                                          47,810
Computers                                         3.29%
Apple Computer Inc **                                              1,000                  32,540

Cosmetics&Toiletries                              0.59%
Revlon Inc **                                                      2,000                   5,900

Electronic Compo-Semicon                          4.71%
Broadcom Corp **                                                   1,000                  46,600

Electronics-Military                              2.96%
Engineered Support Systems Inc                                       500                  29,255

Enterprise Software/Serv                          0.83%
BEA Systems Inc **                                                 1,000                   8,220

Footwear&Related Apparel                          1.31%
Skechers U.S.A. Inc **                                             1,000                  13,000


See notes to financial statements



MARKET OPPORTUNITIES FUND - CONTINUED
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
------------------------------------------------------------------------------------------------
                                                                       Shares/
                                                        % of Net       Units/Face
                                                        Assets         Value              Value
------------------------------------------------------------------------------------------------

Gambling (Non-Hotel)                                    1.36%
Nevada Gold & Casinos Inc **                                           1,000              13,450

Human Resources                                         1.57%
Labor Ready Inc **                                                     1,000              15,500

Internet Content-Info/Ne                                3.64%
Mamma.com Inc **                                                       3,000              35,970

Internet Financial Svcs                                 1.36%
E-Loan Inc **                                                          5,000              13,500

Medical-Hospitals                                       2.00%
United Surgical Partners International Inc **                            500              19,735

Metal-Copper                                            3.92%
Phelps Dodge Corp                                                        500              38,755

Motion Pictures&Services                                1.41%
Lions Gate Entertainment Corp **                                       2,000              13,960

Networking Products                                     9.94%
Juniper Networks Inc **                                                4,000              98,280

Oil Comp-Explor&Prodtn                                  4.00%
Houston Exploration Co **                                                500              25,920
NGAS Resources Inc **                                                  3,000              13,590
                                                                                       ---------
                                                                                          39,510
Oil Field Mach&Equip                                    1.59%
National-Oilwell Inc **                                                  500              15,745

Oil&Gas Drilling                                        1.69%
Patterson-UTI Energy Inc                                                 500              16,705

Pharmacy Services                                       1.97%
Accredo Health Inc **                                                    500              19,475

Pipelines                                               0.80%
El Paso Corp                                                           1,000               7,880


See notes to financial statements



                                      -28-


MARKET OPPORTUNITIES FUND - CONTINUED
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
------------------------------------------------------------------------------------------------
                                                                      Shares/
                                                    % of Net         Units/Face
                                                     Assets            Value             Value
------------------------------------------------------------------------------------------------

Radio                                                   1.38%
XM Satellite Radio Holdings Inc **                                       500              13,645

Resorts/Theme Parks                                     0.73%
Six Flags Inc **                                                       1,000               7,260

Retail-Apparel/Shoe                                     4.26%
Chico's FAS Inc **                                                       500              22,580
Talbots Inc                                                              500              19,575
                                                                                       ---------
                                                                                          42,155
Retail-Catalog Shopping                                 1.87%
Coldwater Creek Inc **                                                   700              18,529

Retail-Restaurants                                      1.68%
Buffalo Wild Wings Inc **                                                600              16,590

Retail-Sporting Goods                                   1.69%
Dick's Sporting Goods Inc **                                             500              16,675

Telecom Eq Fiber Optics                                 10.01%
Finisar Corp **                                                       50,000              99,000

Telecommunication Equip                                 5.05%
Nortel Networks Corp **                                               10,000              49,900

Telephone-Integrated                                    1.82%
Qwest Communications International **                                  5,000              17,950

Transport-Air Freight                                   2.10%
CNF Inc                                                                  500              20,780

Transport-Marine                                        1.89%
Teekay Shipping Corp                                                     500              18,690

Transport-Truck                                         2.02%
Yellow Roadway Corp **                                                   500              19,930

See notes to financial statements



                                      -29-


MARKET OPPORTUNITIES FUND - CONTINUED
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
As of June 30, 2004
------------------------------------------------------------------------------------------------
                                                                        Shares/
                                                       % of Net         Units/Face
                                                       Assets           Value             Value
------------------------------------------------------------------------------------------------
Total Common Stocks
  (Cost $1,226,321)                                   117.09%                          1,157,919
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES                                    0.01%
Money Market Fund
First American Treasury Obiligation
  Fund Cl S (Cost $116)                                                 116                  116
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,226,437)                                   117.10%                        $ 1,158,035
================================================================================================
**Non-income producing security

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION
IPC Funds (the "Trust") comprising the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund (the "Funds") was organized as an Ohio business trust, on April 23, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The WWW Internet Fund and the Growth Flex Fund are diversified funds. The Market Opportunities Fund is a non-diversified fund. Each Fund is authorized to issue an indefinite number of shares of beneficial interest, par value $0.001 per share. The WWW Internet Fund was formed to achieve the investment objective of long-term growth through capital appreciation. The Growth Flex Fund was formed to achieve the investment objective of long-term growth while generating current income. The Market Opportunities Fund was formed to achieve the investment objective of capital appreciation over the long-term while seeking to protect capital against loss. The WWW Internet Fund commenced operations on August 1, 1996 and seeks to achieve its goal by investing primarily, under normal conditions, at least 80% of its assets in common stock of domestic companies that are designing, developing or manufacturing hardware or software products or services related to the Internet. The Growth Flex Fund commenced operations on May 5, 2003 and seeks to achieve its goal by investing primarily, under normal conditions, in three main asset classes: stocks, bonds, and cash and cash equivalents. The Market Opportunities Fund commenced operations on May 6, 2003 and seeks to achieve its goal by investing in long and short positions of equity and debt securities of companies that are publicly traded or listed on a US exchange or the OTC market. The Market Opportunities Fund may borrow to hedge and/or create leverage in an attempt to increase the Fund's risk-adjusted performance.

Each Fund offers three classes of shares (Class A, Class C and Class Y). A maximum sales charge (load) of 5.75% is imposed on the purchases of Class A shares for the WWW Internet Fund and the Growth Flex Fund. A maximum sales charge (load) of 6% is imposed on the purchases of Class A shares for the Market Opportunities Fund. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to matters that effect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

When IPC Advisors, Inc., the Funds' Manager, determines that adverse market conditions exist, a Fund may adopt a temporary defensive posture and invest all or part of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. The taking of such a temporary defensive position may adversely affect the ability of a Fund to achieve its investment goal. There is the additional risk that any long position taken by the Funds' Manager may be ill-timed, causing the NAV of a Fund to be adversely affected.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

ESTIMATES- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - CONTINUED
SECURITIES VALUATIONS- Portfolio securities, including covered call options if written by the Funds, are valued at the last sale price on the exchange or national securities market (U.S. or foreign) on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees.

SHARE VALUATION- The net asset value of each Fund's class of shares is calculated daily by dividing the total value of the Fund's assets attributable to each class, less the Fund's liabilities attributable to each class, by the Fund's number of shares of each class outstanding. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining each class of each Fund's net asset value. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund. Trust level expenses are allocated to each Fund based on its relative net assets.

SHORT SALES- The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

BORROWING MONEY- The Board of Trustees has authorized each Fund to establish a secured line of credit agreement with its custodian, US Bank. For the WWW Internet Fund the aggregate principal amount is not to exceed the lesser of $2,350,000 or 33 1/3% of the Fund's Net Assets. For the Growth Flex Fund the aggregate principal amount is not to exceed the lesser of $375,000 or 33 1/3% of the Fund's Net Assets. For the Market Opportunities Fund the aggregate principal amount is not to exceed the lesser of $450,000 or 33 1/3% of the Fund's Net Assets. Interest is charged on the outstanding principal balance at a rate per annum equal to Prime (4.25% at June 30, 2004), payable monthly. For the year ended June 30, 2004, the WWW Internet Fund paid interest expense of $29,397, on an average borrowed amount of $849,257 at an average rate of 4.00%. For the year ended June 30, 2004, the Growth Flex Fund paid interest expense of $1,768, on an average borrowed amount of $86,840 at an average rate of 4.00%. For the year ended June 30, 2004, the Market Opportunities Fund paid interest expense of $2,997, on an average borrowed amount of $128,184 at an average rate of 4.00%.

DISTRIBUTIONS TO SHAREHOLDERS- The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on an annual basis. The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year.

During the year ended June 30, 2004, the Growth Flex Fund Class A, Class C and Class Y made distributions from Short Term Capital Gains of $0.1004 aggregating $2,447, $0.0981 aggregating $299, and $0.0996 aggregating $10,773, respectively. During the year ended June 30, 2004, the Market Opportunities Fund Class A, Class C and Class Y

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - CONTINUED DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED made distributions from Short Term Capital Gains of $0.2170 aggregating $5,759, $0.2013 aggregating $853 and $0.2149 aggregating $18,419, respectively. The WWW Internet Fund made no distributions during year ended June 30, 2004.

A Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses. Accordingly, at June 30, 2004, reclassifications were recorded for the Market Opportunities Fund to decrease capital and to decrease net investment loss by $59,373.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                   WWW INTERNET     GROWTH FLEX    OPPORTUNITIES
                                       FUND            FUND           FUND
                                   ------------    -------------  --------------
Accumulated net realized
  gain (loss) from
  investment transactions          $(53,702,890)   $     57,535    $     (1,763)
Net unrealized appreciation
  (depreciation )                     1,000,920          61,049         (72,128)
                                   ------------    -------------  --------------
                                   $(52,701,970)   $    118,584    $    (73,891)
                                   ============    =============  ==============



FEDERAL INCOME TAXES- The Funds intend to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. For U.S. federal income tax purposes, the WWW Internet Fund has capital loss carry-forwards as of June 30, 2004 of approximately $33,800,000, expiring in 2009; approximately $14,600,000, expiring in 2010; and approximately $4,000,000, expiring in 2011.

INVESTMENTS- The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.   RESTRICTED SECURITIES
Securities held by the Funds may be restricted, which means that the security was acquired directly from the issuer in a transaction or chain of transactions not involving any public offering. Restricted securities are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees. No quoted market price exists for the restricted shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

--------------------------------------------------------------------------------

2.   RESTRICTED SECURITIES -  CONTINUED
As of June 30, 2004, the WWW Internet Fund held the following restricted securities:
--------------------------------------------------------------------------------

                                  ACQUISITION                  SHARES/  VALUE PER            VALUE % OF
          ISSUER                      DATE         COST         UNITS   SHARE/UNIT  VALUE    NET ASSETS

iHigh.Inc                          11/10/99     $1,000,400      3,280    $ 61.00   $200,080    1.77%
Collection Express Services Inc    12/27/01     $  250,000      5,000    $ 50.00   $250,000    2.22%
Owens Direct LLC                   6/29/00      $   25,000        250    $112.61   $ 28,153    0.25%
Owens Direct LLC                   7/31/01      $   63,750        638    $112.61   $ 71,847    0.64%
                                                                                   --------    ----
Total Restricted Securities                                                        $550,080    4.88%
                                                                                   ========    ====

As of June 30, 2004, the Growth Flex Fund held the following restricted securities:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                  ACQUISITION                               VALUE % OF
       ISSUER           DATE         COST         FACE VALUE     VALUE      NET ASSETS

Owens Direct LLC      5/13/03      $50,000          $50,000     $50,000       2.94%
--------------------------------------------------------------------------------------



3.   ILLIQUID SECURITIES
Securities held by the Funds may be illiquid, which means that a Fund may not be able to sell or dispose of the securities in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. A Fund will not invest in illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets. At June 30, 2004, illiquid securities represented 4.88% of the WWW Internet Fund's net assets and 2.94% of the Growth Flex Fund's net assets.

4.   INVESTMENT ADVISORY AGREEMENT
The Board of Trustees provides broad supervision over the affairs of the Funds. Pursuant to a Management Agreement between the Trust and IPC Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Funds and is responsible for the overall management of the business affairs of the Funds.

Under the terms of the Management Agreement, the WWW Internet Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to 0.50% per year of the value of the Fund's average daily net assets.

The Growth Flex Fund and Market Opportunities Fund have each agreed to pay the Manager a fee at the annual rate of 1.00% and 1.50%, respectively of the Funds' average daily net assets.

All expenses incurred in the operation of the Funds will be borne by the Funds, except to the extent specifically assumed by the Manager. The expenses to be borne by the Funds will include: organizational costs, taxes, interest, brokerage fees and commissions, fees

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AGREEMENT - CONTINUED of board members who are not officers, directors, or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and Fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Funds' Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

During the year ended June 30, 2004, the Manager voluntarily reimbursed expenses of the Market Opportunities Fund in the amount of $12,278.

5.   UNDERWRITING AGREEMENT
Interactive Planning Corp. (the "Distributor), an affiliated person of the Funds' Manager, is the principal underwriter of the Funds.

6.   DISTRIBUTION AGREEMENT
Each Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plans") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A, Class C and Class Y shares pay a shareholder servicing and distribution fee at the annual rate of 0.50%, 1.00% and 0.50% of the average daily net assets attributable to the applicable class. These fees are used to make payments for administration, shareholder services, and marketing and distribution assistance, including compensation to the Manager, the Distributor, securities dealers and other organizations for providing distribution assistance, administration, accounting and shareholder services, and other promotion of the sales of the shares of each Fund.

7.  CAPITAL SHARE TRANSACTIONS
Each Fund is authorized to issue an unlimited number of shares in an unlimited number of classes.

Capital share transactions of each Fund were as follows:
--------------------------------------------------------------------------------


                                 FOR THE YEAR ENDED           For the year ended
WWW INTERNET FUND                    JUNE 30, 2004               June 30, 2003
                                --------------------       ----------------------
Class A                         Shares        Amount         Shares        Amount
                                ------       -------        --------      -------
Shares sold                     16,705    $   106,036           --      $      --
Shares redeemed                   (503)        (3,162)          --             --
                                ------    -----------        --------   ----------
NET INCREASE                    16,202    $   102,874           --      $      --
                                ======    ===========        ========   ==========

Class C                         Shares         Amount         Shares         Amount
                                ------       -------        --------      -------
Shares sold                      5,447    $    34,346            405    $     2,100
Shares redeemed                   --               (3)          --             --
                                ------    -----------        --------   -----------
NET INCREASE                     5,447    $    34,343            405    $     2,100
                                ======    ===========        ========   ===========

Class Y                         Shares         Amount         Shares         Amount
                                ------       -------        --------      -------
Shares sold                    310,267    $ 2,006,113        232,134    $   967,300
Shares redeemed
(net of redemption fees)      (472,083)    (3,011,725)      (436,587)    (1,759,311)
                              --------    -----------       --------    -----------
NET DECREASE                  (161,816)   $(1,005,612)      (204,453)   $  (792,011)
                              ========    ===========       ========    ===========




                                      -35-


NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS - CONTINUED
--------------------------------------------------------------------------------

                                   For the year ended    From inception (May 5, 2003) to
GROWTH FLEX FUND                      June 30, 2004             June 30, 2003
                                  --------------------   --------------------------------
Class A                            Shares       Amount       Shares       Amount
                                   ------       ------       ------       ------
Shares sold                        23,882    $ 266,863       22,718    $ 227,753
Shares issued by reinvestment
of distributions                      226        2,447
Shares redeemed                    (2,354)     (25,506)      (4,336)     (43,355)
                                  -------    ---------      -------    ---------
NET INCREASE                       21,754    $ 243,804       18,382    $ 184,398
                                  =======    =========      =======    =========

Class C                            Shares       Amount       Shares       Amount
                                   ------       ------       ------       ------
Shares sold                         2,837    $  31,544        1,530    $  15,300
Shares issued by reinvestment
of distributions                       28          299
Shares redeemed                        (1)          (7)        --           --
                                  -------    ---------      -------    ---------
NET INCREASE                        2,864    $  31,836        1,530    $  15,300
                                  =======    =========      =======    =========

Class Y                            Shares       Amount       Shares       Amount
                                   ------       ------       ------       ------
Shares sold                        47,259    $ 512,568       90,729    $ 907,967
Shares issued by reinvestment
of distributions                      996       10,773
Shares redeemed
(net of redemption fees)          (29,718)    (320,459)        (547)      (5,532)
                                  -------    ---------      -------    ---------
NET INCREASE                       18,537    $ 202,882       90,182    $ 902,435
                                  =======    =========      =======    =========

-----------------------------------------------------------------------------------------


                                  For the year ended    From inception (May 5, 2003) to
                                     June 30, 2004             June 30, 2003
                                  --------------------   --------------------------------


MARKET OPPORTUNITIES FUND
Class A                            Shares       Amount       Shares       Amount
                                   ------       ------       ------       ------
Shares sold                        16,866    $ 188,453       15,196    $ 154,654
Shares issued by reinvestment
of distributions                      554        5,759
Shares redeemed                      (806)      (7,695)        --           --
                                  -------    ---------      -------    ---------
NET INCREASE                       16,614    $ 186,517       15,196    $ 154,654
                                  =======    =========      =======    =========

Class C                            Shares       Amount       Shares       Amount
                                   ------       ------       ------       ------
Shares sold                         2,797    $  30,850        2,056    $  21,500
Shares issued by reinvestment
of distributions                       82          853
Shares redeemed
(net of redemption fees)             (245)      (2,433)        --           --
                                  -------    ---------      -------    ---------
NET INCREASE                        2,634    $  29,270        2,056    $  21,500
                                  =======    =========      =======    =========

Class Y                            Shares       Amount       Shares       Amount
                                   ------       ------       ------       ------
Shares sold                        39,291    $ 440,664       50,865    $ 522,285
Shares issued by reinvestment
of distributions                    1,613       16,765
Shares redeemed
(net of redemption fees)          (23,801)    (249,450)        --           --
                                  -------    ---------      -------    ---------
NET INCREASE                       17,103    $ 207,979       50,865    $ 522,285
                                  =======    =========      =======    =========


--------------------------------------------------------------------------------

8.  INVESTMENTS
For the year ended June 30, 2004, the WWW Internet Fund made $24,280,153 in purchases and $23,257,725 in sales of investment securities, other than short-term investments. The Growth Flex Fund made $2,105,105 in purchases and $1,575,747 in sales of investment securities, other than short-term investments and U.S. government obligations. The Market Opportunities Fund made $8,217,624 in purchases and $7,689,513 in sales of investment securities, other than short-term investments.

The U.S. federal income tax cost basis of the investments in securities owned by each Fund and the respective gross unrealized appreciation and depreciation at June 30, 2004, were as follows:


                                                                                  Net Unrealized
                            Federal Income    Gross Unrealized  Gross Unrealized   Appreciation
                            Tax Cost Basis       Appreciation    (Depreciation)   (Depreciation)
                            --------------       ------------    --------------   --------------
WWW Internet Fund            $ 10,375,177        $ 2,423,886     $ (1,422,966)     $ 1,000,920
Growth Flex Fund             $  1,720,355        $    98,712     $    (37,663)     $    61,049
Market Opportunities Fund    $  1,230,163        $ 42,870.53     $   (114,998)     $   (72,127)




9.  RELATED PARTY TRANSACTIONS
The amounts listed on the Statements of Assets and Liabilities under the captions "Receivable from affiliated funds" and "Payable to affiliated funds" represent the amounts the Growth Flex Fund and Market Opportunities Fund owe to the WWW Internet Fund for Trust level expense allocations based on each Funds' relative net assets.

The amounts listed on the Statements of Assets and Liabilities under the caption "Receivable from adviser" represent the amounts the Adviser owes to the Growth Flex Fund and Market Opportunities Fund for expense reimbursements.

Certain owners/officers of IPC Advisors, Inc. (the "Manager"), are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any management and distribution fees paid to the Manager. For the year ended June 30, 2004, the amount paid or accrued by the WWW Internet Fund, Growth Flex Fund and Market Opportunities Fund for Management Fees was $169,586, $15,082 and $16,991, respectively. In addition, the Manager received distribution fees paid or accrued by Class Y shares of the WWW Internet Fund in the amount of $57,712.

Certain owners/officers of Interactive Planning Corp. (the "Distributor"), are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any sales commissions and distribution fees paid to the Distributor. During the year ended June 30, 2004, the Distributor received sales commission from the sale of Class A shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $5,372, $15,792, and $11,750, respectively; and, distribution fees paid or accrued by Class A shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $342, $1,551 and $1,415, respectively; distribution fees paid or accrued by Class C shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $259, $329 and $393, respectively; and distribution fees paid or accrued by Class Y shares of the Growth Flex Fund and the Market Opportunities Fund of $5,846 and $4,068, respectively.

Certain owners/officers of Capital Fund Services, Inc. (CFS), which provides transfer agent, accounting, and administration services to the Funds, are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any fees paid to CFS. For the year ended June 30, 2004, the fees paid or accrued by the Funds for such services amounted to $185,354. In addition, the Funds reimbursed CFS for certain out of pocket expenses incurred on behalf of the Funds totaling $69,838.

--------------------------------------------------------------------------------

9. RELATED PARTY TRANSACTIONS - CONTINUED
As of June 30, 2004, the WWW Internet Fund holds an investment, which represents 10% ownership of the outstanding voting rights in Collection Express Services, Inc. (an affiliated issuer), a privately held company whose majority ownership is held by the brother of an owner of the Fund's Manager, who is also an owner, officer and Trustee of the Trust.

As of June 30, 2004, the WWW Internet Fund's investment in Owens Direct LLC (an affiliated issuer) represents 17.75% ownership of the outstanding voting rights.

By reason of the WWW Internet Fund's relationship with Owens Direct LLC (an affiliated issuer), The Growth Flex Fund's investment in an unsecured note issued by Owens Direct LLC is also considered to be an affiliated transaction.

10. PERFORMANCE BASED FEE CALCULATIONS
In April 2004, the staff of the Securities and Exchange Commission notified the Trust that the staff believes that the performance component of the management fee for the WWW Internet Fund was not being (and since the Fund's inception had not been) computed in conformity with certain rules under the Investment Advisers Act of 1940. It is the staff's position that, under the applicable rules, the performance component of the management fee should be computed on the basis of, and be assessed against, the average net assets for "rolling" twelve-month periods. The performance component of the management fee, however, was being computed according to the management agreement, which applies the performance fee rate to the average net assets for the prior calendar month. If the staff interpretation is correct, the Adviser may have received, over the life of the Fund, between $400,000 and $500,000 more than it would have received had the performance component of the fee been computed according to the applicable rules. The Trust has requested that the Adviser determine the exact amount of the overpayment and reimburse the Fund in this amount.

Based on the SEC staff interpretation, the Fund's financial statements should include an approximate $450,000 receivable due from the Adviser. However, the Fund has recorded a full valuation allowance of $450,000 against this receivable due to uncertainty as to whether the Adviser has the resources or the willingness to pay the requested amount. Therefore, the Fund's financial statements at June 30, 2004 reflect a net due amount from the Adviser for past management fees of $0.00.

11. SUBSEQUENT EVENT
On August 16, 2004, the Board of Directors of the Trust voted to liquidate the Funds. Investments are reported at market value as of June 30, 2004 in the accompanying financial statements. No gains and losses, if any, from ultimate liquidation are reflected in these financial statements. Shareholders should refer to prospectus supplements provided by the Funds for further information with regard to the liquidation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


To the Audit Committee, Board of Directors
  and Shareholders
IPC Funds
Lexington, Kentucky

We have audited the accompanying statements of assets and liabilities of the IPC Funds, an Ohio business trust, (comprising the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund) including the schedules of investments in securities, as of June 30, 2004, and the related statements of operations and changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the IPC Funds as of June 30, 2004, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 11, on August 16, 2004, the Board of Directors voted to liquidate the IPC Funds.


BKD, LLP
Cincinnati, Ohio
July 29, 2004, except for Note 11,
as to which the date is August 16, 2004

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

NAME
ADDRESS
AGE
POSITION(S) HELD
TERM OF OFFICE/LENGTH OF TIME SERVED
#PORTFOLIOS IN FUND COMPLEX OVERSEEN
OTHER DIRECTORSHIPS HELD BY TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
ROBERT C. THURMOND                          Managing  Director,  ITF Global  Partners,  since 2003; Vice President and General
4855 Gedney View                            Manager of Quality Communications Inc.  (telecommunications  consulting firm) from
Clinton, WA  98236                          1997-2001;  Director,  Telecommunications  Research  Center of the  University  of
Age: 52                                     Louisville from 1990-1997.
Trustee
Indefinite/Since 1997
3
None

RICHARD T. DIDIEGO                          Director of Corporate  Strategy and Business  Development (since 1998) and Director
2213 Palm Grove Court                       of International  Business Development (from 1996-1998) for Lexmark  International,
Lexington KY 40513                          Inc.  (manufacturer  and marketer of network and personal  printers,  multifunction
Age: 44                                     devices and related document workflow solutions and services).
Trustee
Indefinite/Since 2000
3
None

TERRY L. CHILDERS                           Gatton Endowed Chair in Electronic Marketing, University of
207 Catalpa Road                            Kentucky since 2001; Professor of Marketing, University of
Lexington KY 40502                          Minnesota from 1993-2000.
Age: 53
Trustee
Indefinite/Since 2002
3
None

INTERESTED TRUSTEES/OFFICERS
LAWRENCE S. YORK                            Officer,  IPC Insurance  Management,  Inc.(affiliate  of the Fund  Manager),  since
131 Prosperous Place                        2003;  Officer,  IPC Financial Group,  Inc.(affiliate  of the Fund Manager),  since
Suite 17                                    2003; President,  Interactive Planning Corp. (Fund Distributor and affiliate of the
Lexington KY 40509                          Fund Manager) since 1999; President,  IPC Advisors,  Inc (Fund Manager) since 1996;
Age: 52                                     President,  Capital Advisors Group, Inc.  (investment advisor affiliate of the Fund
Trustee, Chairman, President                Manager)  since 1989;  President,  Capital Fund  Services,  Inc.  (transfer  agent,
Indefinite/Since 1996                       accounting and administrative service provider of the Trust) from 2001-2003.
3
Interactive Planning Corp. (B/D)

JAMES D. GREENE                             Sr. Product Manger,  Microsoft  Business  Solutions,  Retail Division,  since 2002;
35517 S.E. English St.                      Vice President of Marketing of AfterBot (software  company) from 2001-2002;  Senior
Snoqualmie, WA  98065                       Consultant of i2 (software  company) from 2000-2001;  Director of E-Commerce of NCR
Age: 46                                     Corporation (point of sale hardware company) from 1997-2000;  Vice President of WWW
Trustee, Vice President, Treasurer          Advisors, Inc. (Fund Manager) since 1996.
Indefinite/Since 1996
3
None

DAVID SMYTH                                 Agent, IPC Insurance Management,  Inc.(affiliate of the Fund Manager),  since 2003;
131 Prosperous Place                        Vice  President,  Investments,  IPC  Financial  Group,  Inc.(affiliate  of the Fund
Suite 17                                    Manager),  since 2003; Research Analyst, IPC Advisors,  Inc. (Fund Manager),  since
Lexington KY 40509                          2000;  Investment  Advisor,   Capital  Advisors  Group,  Inc.  (investment  advisor
Age: 28                                     affiliate   of  the  Fund   Manager),   since  1999;   Registered   Representative,
Secretary                                   Interactive  Planning Corp.  (Fund  Distributor and affiliate of the Fund Manager),
Indefinite/Since 2003                       since 1999; Administration Specialist, Ashland, Inc., 1998-1999.
N/A
N/A

ITEM 2.  CODE OF ETHICS.

     Due to the planned liquidation of the Registrant, as of the end of the period covered by this report, the Registrant had not adopted, as required by amendments adopted by the Commission pursuant to Section 406 of Sarbanes-Oxley Act, a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that the Registrant does not have an audit committee financial expert. At the March 1, 2003 meeting of the Board of Trustees, the Trustees determined that, although as a group they possess the attributes that an audit committee financial expert must possess pursuant to the Commission's rules, no one Audit Committee member has the requisite experience. The Board of Trustees also determined that, as a group, they are able to perform the tasks assigned to the Audit Committee and that they would consider adding an audit committee financial expert to the Audit Committee if future developments warrant such action.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  AUDIT FEES

         Fiscal Year Ended June 30, 2003             $32,000
         Fiscal Year Ended June 30, 2004             $36,000


(b)  AUDIT-RELATED FEES

         Fiscal Year Ended June 30, 2003             None
         Fiscal Year Ended June 30, 2004             None


(c)  TAX FEES

         Fiscal Year Ended June 30, 2003             $1,750
         Fiscal Year Ended June 30, 2004             $4,500

         These fees related to the preparation of tax filings and tax consultation.

(d)  ALL OTHER FEES

         Fiscal Year Ended June 30, 2003             $  360
         Fiscal Year Ended June 30, 2004             $3,285

         These fees related to consultation on various non-audit related issues.


(e)(1)   AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURES

         The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the IPC Funds' accountant to render audit or non-audit services before the accountant is engaged by IPC Funds.


(e)(2)    SERVICES FOR WHICH PRE-APPROVAL REQUIREMENT WAIVED

         None of the services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee of the Board of Trustees of IPC Funds pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       NON-EMPLOYEES

         Not applicable.


(g)       AGGREGATE NON-AUDIT FEES

         Fiscal Year Ended June 30, 2003             $2,910
         Fiscal Year Ended June 30, 2004             $8,785


(h)       BOARD CONSIDERATIONS

         IPC Funds' Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to IPC Advisors, Inc. and any entity controlling, controlled by, or under common control with IPC Advisors, Inc. that provides ongoing services to IPC Funds that were not pre-approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 is compatible with maintaining BKD, LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

     A schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     There has been no material change to the procedures by which shareholders may recommend to the Registrant's Board of Trustees, since the Registrant last filed a Schedule 14A with the Commission and transmitted proxy materials to its shareholders.


ITEM 10.  CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Disclosure Controls and Procedures") as of a date within 90 days of the filing date (the "Filing Date") of this report on Form N-CSR, the Registrant's President and Treasurer have concluded that (1) the Registrant's Disclosure Controls and Procedures are designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported by the Filing Date and (2) the Registrant's Disclosure Controls and Procedures include controls and procedures designed to ensure that information required to be disclosed by Registrant on Form N-CSR is accumulated and communicated to Registrant's management, including its President and Treasurer, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, that occurred during the Registrant's second fiscal half-year that have materially affected, or is reasonably likely to materially effect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

     (a)(1) Not applicable. See explanation in Item 2 of this Form N-CSR.

     (a)(2) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

     (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    IPC Funds

Date:    September 9, 2004                       By:
                                                 Name:    Lawrence S. York
                                                 Title:   President


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on its behalf by the registrant and in the capacities and on the dates indicated.


Date:    September 09, 2004                      By:
                                                 Name:    Lawrence S. York
                                                 Title:   President

Date:    September 24, 2004                      By:
                                                 Name:    James D. Greene
                                                 Title:   Treasurer












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